Condensed Parent Company Financial Statements	12 Months Ended
Dec. 31, 2011
Condensed Parent Company Financial Statements [Abstract]
Condensed Parent Company Financial Statements

(26) Condensed Parent Company Financial Statements

Condensed parent company only financial statements of Wintrust follow:

Balance Sheets

	December 31,
(In thousands)	2011	2010
Assets
Cash	$94,275	127,803
Available-for-sale securities, at fair value	489	7,419
Investment in and receivable from subsidiaries	1,738,484	1,601,047
Loans, net of unearned income	2,574	5,489
Less: Allowance for loan losses	664	905

Net Loans	1,910	4,584
Goodwill	8,347	8,347
Other assets	86,612	41,844

Total assets	$1,930,117	1,791,044
Liabilities and Shareholders' Equity
Other liabilities	$20,671	10,671
Notes payable	51,000	1,000
Subordinated notes	35,000	50,000
Other borrowings	30,420	43,331
Junior subordinated debentures	249,493	249,493
Shareholders' equity	1,543,533	1,436,549

Total liabilities and shareholders' equity	$1,930,117	1,791,044

Statements of Income

	Years Ended December 31,
(In thousands)	2011	2010	2009
Income
Dividends and interest from subsidiaries	$30,783	15,592	103,410
Trading revenue	—	4,839	26,864
Gains (losses) on available-for-sale securities, net	164	57	(1,210)
Other income	(487)	1,421	1,931

Total income	30,460	21,909	130,995

Expenses
Interest expense	21,342	18,667	19,139
Salaries and employee benefits	12,435	8,975	7,238
Other expenses	14,037	10,838	10,635

Total expenses	47,814	38,480	37,012

(Loss) income before income taxes and equity in undistributed loss of subsidiaries	(17,354)	(16,571)	93,983
Income tax benefit	16,573	8,997	1,241

(Loss) income before equity in undistributed net loss of subsidiaries	(781)	(7,574)	95,224
Equity in undistributed net income (loss) of subsidiaries	78,356	70,903	(22,155)

Net income	$77,575	63,329	73,069

Statements of Cash Flows

	Years Ended December 31,
(In thousands)	2011	2010	2009
Operating Activities:
Net income	$77,575	63,329	73,069
Adjustments to reconcile net income to net cash provided by (used for) operating activities
Provision for credit losses	608	905	—
(Gains) losses on available-for-sale securities, net	(164)	(57)	1,210
Depreciation and amortization	2,178	757	711
Deferred income tax (benefit) expense	(1,785)	(9,747)	10,990
Stock-based compensation expense	2,008	1,976	2,837
Tax (expense) benefit from stock-based compensation arrangements	129	896	81
Excess tax benefits from stock-based compensation arrangements	(19)	(432)	(377)
Decrease (increase) in trading securities, net	—	27,332	(26,864)
(Increase) decrease in other assets	(28,389)	(3,071)	3,523
Increase (decrease) in other liabilities	122	(4,386)	(8,999)
Equity in undistributed net (income) loss of subsidiaries	(78,356)	(70,903)	22,155

Net Cash Provided by (Used for) Operating Activities	(26,093)	6,599	78,336

Investing Activities:
Capital contributions to subsidiaries	(22,361)	(194,524)	(203,775)
Other investing activity, net	440	(808)	20,086

Net Cash Used for Investing Activities	(21,921)	(195,332)	(183,689)

Financing Activities:
Increase (decrease) in notes payable and other borrowings, net	36,337	43,331	—
Repayment of subordinated note	(15,000)	(10,000)	(10,000)
Excess tax benefits from stock-based compensation arrangements	19	432	377
Repayment of Series B preferred stock	—	(250,000)	—
Net proceeds from issuance of prepaid common stock purchase contracts	—	179,316	—
Issuance of common stock in a public offering	—	315,108	—
Issuance of common shares resulting from exercise of stock options, employee stock purchase plan and conversion of common stock warrants	3,586	3,956	4,912
Dividends paid	(10,344)	(22,776)	(21,783)
Treasury stock purchases	(112)	(218)	(443)

Net Cash Provided by (Used for) Financing Activities	14,486	259,149	(26,937)

Net (Decrease) Increase in Cash and Cash Equivalents	(33,528)	70,416	(132,290)
Cash and Cash Equivalents at Beginning of Year	127,803	57,387	189,677

Cash and Cash Equivalents at End of Year	$94,275	127,803	57,387